FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.4%
	Aerospace & Defense — 1.5%
120,103	General Dynamics Corp. (a)	$31,826,094
	Air Freight & Logistics — 2.9%
366,591	C.H. Robinson Worldwide, Inc. (a)	30,826,637
246,653	Expeditors International of Washington, Inc. (a)	31,159,674
		61,986,311
	Beverages — 4.5%
574,944	Brown-Forman Corp., Class B (a)	31,564,425
532,489	Coca-Cola (The) Co. (a)	31,677,771
189,428	PepsiCo, Inc. (a)	31,924,301
		95,166,497
	Biotechnology — 1.5%
191,020	AbbVie, Inc. (a)	31,403,688
	Building Products — 1.4%
390,505	A.O. Smith Corp. (a)	30,307,093
	Capital Markets — 4.4%
1,167,002	Franklin Resources, Inc. (a)	31,077,264
70,352	S&P Global, Inc. (a)	31,542,319
285,825	T. Rowe Price Group, Inc. (a)	30,997,721
		93,617,304
	Chemicals — 8.8%
121,985	Air Products and Chemicals, Inc. (a)	31,192,784
257,779	Albemarle Corp. (a)	29,577,562
159,543	Ecolab, Inc. (a)	31,624,614
78,173	Linde PLC (a)	31,646,776
222,426	PPG Industries, Inc. (a)	31,370,963
104,194	Sherwin-Williams (The) Co. (a)	31,714,570
		187,127,269
	Commercial Services & Supplies — 1.5%
52,461	Cintas Corp. (a)	31,716,347
	Consumer Staples Distribution & Retail — 4.6%
418,310	Sysco Corp. (a)	33,853,828
225,353	Target Corp. (a)	31,342,095
195,446	Walmart, Inc. (a)	32,297,452
		97,493,375
	Containers & Packaging — 1.5%
3,369,391	Amcor PLC (a)	31,773,357
	Distributors — 1.5%
221,422	Genuine Parts Co. (a)	31,050,007
	Electric Utilities — 1.5%
550,240	NextEra Energy, Inc. (a)	32,260,571
	Electrical Equipment — 1.4%
332,337	Emerson Electric Co. (a)	30,485,273
	Food Products — 6.1%
596,032	Archer-Daniels-Midland Co. (a)	33,127,459
1,031,878	Hormel Foods Corp. (a)	31,338,135

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
241,786	J.M. Smucker (The) Co. (a)	$31,806,948
476,876	McCormick & Co., Inc. (a)	32,503,868
		128,776,410
	Gas Utilities — 1.5%
282,884	Atmos Energy Corp. (a)	32,231,803
	Health Care Equipment & Supplies — 4.5%
283,188	Abbott Laboratories (a)	32,042,722
133,731	Becton Dickinson & Co. (a)	31,936,300
370,266	Medtronic PLC (a)	32,413,086
		96,392,108
	Health Care Providers & Services — 1.5%
300,582	Cardinal Health, Inc. (a)	32,820,549
	Hotels, Restaurants & Leisure — 1.4%
104,413	McDonald’s Corp. (a)	30,563,773
	Household Products — 7.7%
323,057	Church & Dwight Co., Inc. (a)	32,257,241
224,498	Clorox (The) Co. (a)	32,608,335
391,721	Colgate-Palmolive Co. (a)	32,982,908
265,752	Kimberly-Clark Corp. (a)	32,148,019
206,213	Procter & Gamble (The) Co. (a)	32,404,311
		162,400,814
	Industrial Conglomerates — 1.5%
336,436	3M Co. (a)	31,742,737
	Insurance — 5.9%
369,049	Aflac, Inc. (a)	31,125,593
404,240	Brown & Brown, Inc. (a)	31,352,854
129,849	Chubb Ltd. (a)	31,813,005
277,725	Cincinnati Financial Corp. (a)	30,771,930
		125,063,382
	IT Services — 1.6%
180,355	International Business Machines Corp. (a)	33,123,999
	Life Sciences Tools & Services — 1.6%
89,956	West Pharmaceutical Services, Inc. (a)	33,556,287
	Machinery — 9.0%
107,918	Caterpillar, Inc. (a)	32,408,854
211,940	Dover Corp. (a)	31,744,373
121,304	Illinois Tool Works, Inc. (a)	31,648,214
124,950	Nordson Corp. (a)	31,452,414
443,758	Pentair PLC (a)	32,469,773
337,701	Stanley Black & Decker, Inc. (a)	31,507,503
		191,231,131
	Metals & Mining — 1.6%
181,710	Nucor Corp. (a)	33,967,050
	Multi-Utilities — 1.5%
355,175	Consolidated Edison, Inc. (a)	32,285,407

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.0%
216,456	Chevron Corp. (a)	$31,912,108
314,952	Exxon Mobil Corp. (a)	32,380,215
		64,292,323
	Personal Care Products — 1.5%
1,535,439	Kenvue, Inc. (a)	31,875,714
	Pharmaceuticals — 1.5%
197,338	Johnson & Johnson (a)	31,357,008
	Professional Services — 1.5%
131,558	Automatic Data Processing, Inc. (a)	32,334,325
	Residential REITs — 1.5%
133,680	Essex Property Trust, Inc. (a)	31,183,534
	Retail REITs — 3.0%
309,881	Federal Realty Investment Trust (a)	31,524,194
570,451	Realty Income Corp. (a)	31,026,830
		62,551,024
	Software — 1.5%
57,268	Roper Technologies, Inc. (a)	30,752,916
	Specialty Retail — 1.5%
148,985	Lowe’s Cos., Inc. (a)	31,709,967
	Trading Companies & Distributors — 3.0%
455,681	Fastenal Co.	31,091,115
36,003	W.W. Grainger, Inc. (a)	32,245,727
		63,336,842
	Total Common Stocks	2,129,762,289
	(Cost $2,030,091,443)
MONEY MARKET FUNDS — 0.3%
6,098,154	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (b)	6,098,154
	(Cost $6,098,154)
	Total Investments — 100.7%	2,135,860,443
	(Cost $2,036,189,597)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.7)%
(598)	3M Co.	$(5,642,130)	$110.00	02/16/24	(1,794)
(795)	A.O. Smith Corp.	(6,169,995)	80.00	02/16/24	(47,700)
(565)	Abbott Laboratories	(6,392,975)	115.00	02/16/24	(45,765)
(393)	AbbVie, Inc.	(6,460,920)	165.00	02/16/24	(135,585)
(769)	Aflac, Inc.	(6,485,746)	85.00	02/16/24	(106,122)
(249)	Air Products and Chemicals, Inc.	(6,367,179)	260.00	02/16/24	(144,420)
(561)	Albemarle Corp.	(6,436,914)	115.00	02/16/24	(351,186)
(6,824)	Amcor PLC	(6,435,032)	9.00	02/16/24	(416,264)
(945)	Archer-Daniels-Midland Co. (c)	(5,252,310)	67.50	02/16/24	(14,175)
(573)	Atmos Energy Corp.	(6,528,762)	115.00	02/16/24	(153,278)
(271)	Automatic Data Processing, Inc.	(6,660,638)	240.00	02/16/24	(211,651)
(274)	Becton Dickinson & Co.	(6,543,394)	235.00	02/16/24	(238,380)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(864)	Brown & Brown, Inc.	$(6,701,184)	$75.00	02/16/24	$(293,760)
(1,180)	Brown-Forman Corp.	(6,478,200)	55.00	02/16/24	(144,550)
(748)	C.H. Robinson Worldwide, Inc.	(6,289,932)	87.50	02/16/24	(104,720)
(615)	Cardinal Health, Inc.	(6,715,185)	105.00	02/16/24	(345,630)
(226)	Caterpillar, Inc.	(6,787,006)	290.00	02/16/24	(420,360)
(456)	Chevron Corp.	(6,722,808)	140.00	02/16/24	(434,568)
(273)	Chubb Ltd.	(6,688,500)	235.00	02/16/24	(309,855)
(666)	Church & Dwight Co., Inc.	(6,650,010)	95.00	02/16/24	(407,592)
(583)	Cincinnati Financial Corp.	(6,459,640)	110.00	02/16/24	(206,965)
(108)	Cintas Corp.	(6,529,356)	600.00	02/16/24	(122,688)
(454)	Clorox (The) Co.	(6,594,350)	145.00	02/16/24	(227,454)
(1,080)	Coca-Cola (The) Co.	(6,424,920)	60.00	02/16/24	(84,240)
(806)	Colgate-Palmolive Co.	(6,786,520)	80.00	02/16/24	(370,760)
(720)	Consolidated Edison, Inc.	(6,544,800)	90.00	02/16/24	(136,800)
(436)	Dover Corp.	(6,530,408)	150.00	02/16/24	(159,140)
(324)	Ecolab, Inc.	(6,422,328)	200.00	02/16/24	(123,120)
(683)	Emerson Electric Co.	(6,265,159)	95.00	02/16/24	(85,375)
(269)	Essex Property Trust, Inc.	(6,274,963)	240.00	02/16/24	(86,080)
(508)	Expeditors International of Washington, Inc.	(6,417,564)	130.00	02/16/24	(55,880)
(669)	Exxon Mobil Corp.	(6,877,989)	95.00	02/16/24	(571,995)
(643)	Federal Realty Investment Trust	(6,541,239)	100.00	02/16/24	(191,292)
(2,328)	Franklin Resources, Inc.	(6,199,464)	27.50	02/16/24	(81,480)
(259)	General Dynamics Corp.	(6,863,241)	250.00	02/16/24	(414,400)
(453)	Genuine Parts Co.	(6,352,419)	145.00	02/16/24	(88,335)
(2,105)	Hormel Foods Corp.	(6,392,885)	31.00	02/16/24	(84,200)
(254)	Illinois Tool Works, Inc.	(6,626,860)	260.00	02/16/24	(161,290)
(378)	International Business Machines Corp.	(6,942,348)	170.00	02/16/24	(512,190)
(499)	J.M. Smucker (The) Co.	(6,564,345)	130.00	02/16/24	(172,155)
(400)	Johnson & Johnson	(6,356,000)	160.00	02/16/24	(60,800)
(200)	Kenvue, Inc.	(415,200)	21.00	02/16/24	(7,600)
(526)	Kimberly-Clark Corp.	(6,363,022)	125.00	02/16/24	(10,520)
(159)	Linde PLC	(6,436,797)	405.00	02/16/24	(128,949)
(294)	Lowe’s Cos., Inc.	(6,257,496)	220.00	02/16/24	(48,510)
(993)	McCormick & Co., Inc.	(6,768,288)	65.00	02/16/24	(357,480)
(215)	McDonald’s Corp.	(6,293,480)	300.00	02/16/24	(49,450)
(748)	Medtronic PLC	(6,547,992)	87.50	02/16/24	(122,672)
(1,134)	NextEra Energy, Inc.	(6,648,642)	57.50	02/16/24	(280,098)
(256)	Nordson Corp.	(6,444,032)	250.00	02/16/24	(129,280)
(385)	Nucor Corp.	(7,196,805)	170.00	02/16/24	(748,825)
(906)	Pentair PLC	(6,629,202)	72.50	02/16/24	(210,192)
(389)	PepsiCo, Inc.	(6,555,817)	165.00	02/16/24	(223,675)
(458)	PPG Industries, Inc.	(6,459,632)	140.00	02/16/24	(131,675)
(438)	Procter & Gamble (The) Co.	(6,882,732)	150.00	02/16/24	(335,070)
(1,151)	Realty Income Corp.	(6,260,289)	55.00	02/16/24	(79,419)
(118)	Roper Technologies, Inc.	(6,336,600)	550.00	02/16/24	(55,106)
(146)	S&P Global, Inc.	(6,545,910)	440.00	02/16/24	(285,576)
(212)	Sherwin-Williams (The) Co.	(6,452,856)	300.00	02/16/24	(205,640)
(682)	Stanley Black & Decker, Inc.	(6,363,060)	95.00	02/16/24	(190,960)
(860)	Sysco Corp.	(6,959,980)	75.00	02/16/24	(532,340)
(597)	T. Rowe Price Group, Inc.	(6,474,465)	110.00	02/16/24	(165,966)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(468)	Target Corp.	$(6,508,944)	$140.00	02/16/24	$(121,212)
(74)	W.W. Grainger, Inc.	(6,627,736)	870.00	02/16/24	(436,600)
(399)	Walmart, Inc.	(6,593,475)	165.00	02/16/24	(100,548)
(189)	West Pharmaceutical Services, Inc.	(7,050,267)	340.00	02/16/24	(689,850)
	Total Written Options				(13,971,207)
	(Premiums received $11,303,241)
	Net Other Assets and Liabilities — 0.0%				28,884
	Net Assets — 100.0%				$2,121,918,120

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounts to $423,448,337.
(b)	Rate shown reflects yield as of January 31, 2024.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2024, investments noted as such are valued at $(14,175) or (0.0)% of net assets.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,129,762,289	$2,129,762,289	$—	$—
Money Market Funds	6,098,154	6,098,154	—	—
Total Investments	$2,135,860,443	$2,135,860,443	$—	$—

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,971,207)	$(12,463,420)	$(1,507,787)	$—

*	See Portfolio of Investments for industry breakout.